UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 28, 2002

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stafford Capital Management, LLC.
Address: 222 Kearny St. #204
         San Francisco CA 94108

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Karin M. Blair
Title: C.O.O.
Phone: 415-362-6120
Signature, Place, and Date of Signing:


/s/ Karin M. Blair, 222 Kearny St. #204, San Francisco CA 94108   4/4/02
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:        68

Form 13F Information Table Value Total:   160,429

List of Other Included Managers:

 No.  13F File Number     Name

Client: Stafford Capital Management, LLC
Registrant: Stafford Capital Management, LLC

Holdings: March 28, 2002

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                                     002824100      79     1500
Agilent Technologies, Inc.                      00846U101       8      228
Albertson's                                     013104104     943    28450
Alloy Online, Inc.                              019855105    3409   226800
Anadarko Petroleum Corp.                        032511107     400     7097
Analogic Corporation                            032657207    2999    72100
Arthrocare                                      043136100    2314   128475
Barra, Inc.                                     068313105    4143    68400
CEC Entertainment Inc.                          125137109    1760    38100
Cerus Corp.                                     157085101    4122    76950
Chordiant Software Inc.                         170404107    3916   538700
Concord EFS, Inc.                               206197105    1044    31400
Cyberonics                                      23251P102     391    24450
DeVry, Inc.                                     251893103    3313   109950
Ditech Communications Corp.                     25500M103       6     1300
Dreyer's Ice Cream                              261878102    4199   101950
Dril-Quip                                       262037104    3608   140650
EMC Corporation                                 268648102      35     2900

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Eclipsys Corp.                                  278856109    3578   218050
Edwards Lifesciences Corp.                      28176E108    3426   122575
Equity Office Properties                        294741103     300    10000
Evergreen Resources, Inc.                       299900308    5484   131500
Expeditors International                        302130109      27      450
General Electric                                369604103     116     3089
HealthSouth Rehab Corp.                         421924101     528    36800
Home Depot                                      437076102     139     2850
I-many, Inc.                                    44973Q103    1730   348850
Incyte Genomics Inc.                            45337C102    2361   198400
Jack in the Box                                 466367109    5166   174225
Johnson & Johnson                               478160104      52      800
Kroll, Inc.                                     501049100    1642    98600
Lincoln National Convertible
  Security Fund                                 534183108      31     2100
MSC.Software Corporation                        553531104    3172   137900
Macrovision Corp.                               555904101    2820   105800
Magnum Hunter Resources, Inc.                   55972F203    3285   420600
Medarex, Inc.                                   583916101    3597   223000
Mercury Computer Systems,
  Inc.                                          589378108    4406   137875
Mercury General Corp.                           589400100    1144    24600
Mips Technologies Inc.
  Class B                                       604567206    4277   638300
NDCHealth Corporation                           639480102    3709   101925

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Nabors Industries                               629568106      76     1800
New Focus Inc.                                  644383101    2256   754500
Ocular Sciences, Inc.                           675744106    5057   180600
Odyssey RE Holdings
  Corporation                                   67612W108    3556   222400
Olin Corp.                                      680665205     925    49200
Peets Coffee & Tea Inc.                         705560100       9      700
Pemstar, Inc.                                   706552106    2535   264100
Pennzoil-Quaker State                           709323109    5554   258700
Petsmart                                        716768106    1797   132550
Polycom, Inc.                                   73172K104    4881   198400
Polymedica Corp.                                731738100     364    14300
ProBusiness                                     742674104    6886   319250
Protective Life Corp                            743674103    3843   123250
Radvision Ltd.- Foreign                                      3456   505250
Rehabcare Group, Inc.                           759148109    3943   138350
Ross Stores Inc.                                778296103    1922    50800
Schlumberger, Ltd.                              806857108      12      200
SonoSite, Inc.                                  83568G104    3320   171150
Spectralink Corp.                               847580107    3156   315000
Spinnaker Exploration Co.                       84855W109     460    11050
Stage Stores Inc.                               85254C305    3091   116200
THQ Inc.                                        872443403    3479    70850

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
TXU Corp.                                       873168108     234     4300
Vans, Inc.                                      921930103    2580   220300
Verisign                                        92343E102     526    19500
Viasys Healthcare Inc.                          92553Q209    5047   224400
Watchguard Technologies,
  Inc.                                          941105108     202    32350
Wire One Technologies                           976521104    3583   754400
TOTAL VALUE                                                160429